Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock No Par Value	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Distributions in Excess of Accumulated Earnings USD ($)	Deferred Compensation Obligation USD ($)	Accumulated Other Comprehensive Loss USD ($)	Treasury Stock USD ($)	Total W.P. Carey Stockholders USD ($)	Noncontrolling Interest USD ($)
Beginning equity balance - value at Dec. 31, 2009	$ 632,408			$ 754,507	$ (138,442)	$ 10,249	$ (681)		$ 625,633	$ 6,775
Beginning equity balance - shares at Dec. 31, 2009		39,204,605
Cash proceeds on issuance of shares, value, net	3,724			3,724					3,724
Cash proceeds on issuance of shares, shares, net		196,802
Grants issued in connection with services rendered - value	450					450			450
Shares issued under share incentive plans - shares		368,012
Contributions	14,261									14,261
Forfeitures of shares - value	(1,517)			(1,517)					(1,517)
Forfeitures of shares - shares		(47,214)
Distributions declared	(81,299)				(81,299)				(81,299)
Distributions to noncontrolling interests	(3,305)									(3,305)
Windfall tax benefit - share incentive plan	2,354			2,354					2,354
Stock-based compensation expense	7,961			8,149		(188)			7,961
Repurchase and retirement of shares - value	(2,317)			(2,317)					(2,317)
Repurchase and retirement of shares - shares		(267,358)
Redemption value adjustment	471			471					471
Tax impact of purchase of W. P. Carey International LLC interest	(1,637)			(1,637)					(1,637)
Reclassification of the third-party interest in Carey Storage	22,402									22,402
Net income	73,658				73,972				73,972	(314)
Other comprehensive loss
Foreign currency translation adjustments	(1,389)						(2,031)		(2,031)	642
Unrealized loss on derivative instruments	(757)						(757)		(757)
Change in unrealized (depreciation) appreciation on marketable securities	6						6		6
Ending equity balance - value at Dec. 31, 2010	665,474			763,734	(145,769)	10,511	(3,463)		625,013	40,461
Ending equity balance - shares at Dec. 31, 2010		39,454,847
Cash proceeds on issuance of shares, value, net	1,488			1,488					1,488
Cash proceeds on issuance of shares, shares, net		45,674
Grants issued in connection with services rendered - value	700					700			700
Grants issued in connection with services rendered - shares		5,285
Shares issued under share incentive plans - shares		576,148
Contributions	3,223									3,223
Forfeitures of shares - value	(274)			(274)					(274)
Forfeitures of shares - shares		(3,562)
Distributions declared	(88,055)				(88,356)	301			(88,055)
Distributions to noncontrolling interests	(6,000)									(6,000)
Windfall tax benefit - share incentive plan	2,569			2,569					2,569
Stock-based compensation expense	17,290			21,739		(4,449)			17,290
Repurchase and retirement of shares - value	(4,761)			(4,761)					(4,761)
Repurchase and retirement of shares - shares		(349,374)
Redemption value adjustment	455			455					455
Purchase of noncontrolling interest in connection with the Merger	(7,491)			(5,879)					(5,879)	(1,612)
Net income	137,215				139,079				139,079	(1,864)
Other comprehensive loss
Foreign currency translation adjustments	(1,832)						(1,445)		(1,445)	(387)
Unrealized loss on derivative instruments	(3,588)						(3,588)		(3,588)
Change in unrealized (depreciation) appreciation on marketable securities	(11)						(11)		(11)
Ending equity balance - value at Dec. 31, 2011	716,402			779,071	(95,046)	7,063	(8,507)		682,581	33,821
Ending equity balance - shares at Dec. 31, 2011		39,729,018
Cash proceeds on issuance of shares, value, net	1,553			1,553					1,553
Cash proceeds on issuance of shares, shares, net		30,993	13,768
Cash proceeds on issuance of shares to third party, value	45,000		1	44,999					45,000
Cash proceeds on issuance of shares to third party, shares			937,500
Grants issued in connection with services rendered - shares		427,425	3,822
Shares issued under share incentive plans - value	646			646					646
Shares issued under share incentive plans - shares		238,728	27,044
Contributions	3,291									3,291
Forfeitures of shares - shares		(29,919)
Distributions declared	(138,944)				(139,268)	324			(138,944)
Distributions to noncontrolling interests	(6,649)									(6,649)
Windfall tax benefit - share incentive plan	10,185			10,185					10,185
Stock-based compensation expense	26,038			25,067		971			26,038
Redemption value adjustment	840			840					840
Reclassification of estate shareholder shares	(40,000)			(40,000)					(40,000)
Purchase of noncontrolling interest in connection with the Merger	237,359			(154)					(154)	237,513
Exchange of shares of W. P. Carey & Co. LLC shares for shares of W.P.Carey Inc. in connection with the Merger,value			40	(40)
Exchange of shares of W. P. Carey & Co. LLC shares for shares of W.P.Carey Inc. in connection with the Merger, shares		(39,834,827)	39,834,827
Shares issued to stockholders of CPA:15 in connection with the Merger, value	1,380,361		28	1,380,333					1,380,361
Shares issued to stockholders of CPA:15 in connection with the Merger, shares			28,170,643
Purchase of treasury stock from related parties, value	(45,270)							(45,270)	(45,270)
Purchase of treasury stock from related party, shares		(561,418)	(416,408)
Cancellation of shares, value				(25,000)				25,000
Cancellation of shares, shares			(85,671)
Net income	62,739				62,132				62,132	607
Other comprehensive loss
Foreign currency translation adjustments	7,721						6,127		6,127	1,594
Unrealized loss on derivative instruments	(2,262)						(2,262)		(2,262)
Change in unrealized (depreciation) appreciation on marketable securities	(7)						(7)		(7)
Ending equity balance - value at Dec. 31, 2012	$ 2,257,323		$ 69	$ 2,175,820	$ (172,182)	$ 8,358	$ (4,649)	$ (20,270)	$ 1,987,146	$ 270,177
Ending equity balance - shares at Dec. 31, 2012			68,485,525